Related Party Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayment of related party debt		$ 1,538,000
Aggregated related party transactions		$ 200,000	$ 200,000	$ 300,000
Related party transaction, Interest, Accrual term		quarterly
Related party transaction, Rate		2.50%
Related Party Loans [Member]
Related Party Transaction [Line Items]
Accrued interest, Related Party		$ 30.00	$ 40.00
Interfusion B V andT FoneB V [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	$ 1,600,000	1,600,000
Interfusion B V andT FoneB V [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Repayment of related party debt		$ 1,600,000